STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—92.5%			Internet & Catalog Retail—2.1%
Consumer Discretionary—24.7%			Baozun, Inc. ,
Auto Components—3.1%			Sponsored ADR[1]	283,760	$ 11,131,905
Cub Elecparts, Inc.	894,390	$7,757,886	Despegar. com
Hota Industrial			Corp.[1]	148,260	1,779,120
Manufacturing Co.					12,911,025
Ltd.	1,762,449	5,116,970	Specialty Retail—5.2%
Minth Group Ltd.	2,088,000	6,031,794	Ace Hardware
		18,906,650	Indonesia Tbk PT	101,346,900	12,315,973
Automobiles—0.3%			Beauty Community
Brilliance China			PCL	27,271,800	3,723,260
Automotive			JUMBO SA	342,517	6,082,622
Holdings Ltd.	1,936,000	1,963,890	Zhongsheng Group
Diversified Consumer Services—3.5%			Holdings Ltd.	3,774,000	9,479,799
China Education					31,601,654
Group Holdings Ltd.	1,444,000	2,220,249	Textiles, Apparel & Luxury Goods—2.9%
Fu Shou Yuan			Eclat Textile Co. Ltd.	220,427	2,844,256
International Group			Fila Korea Ltd.	230,054	14,991,019
Ltd.	11,327,000	8,944,547	HOSA International
Koolearn			Ltd.[1,3]	6,382,000	—
Technology Holding					17,835,275
Ltd.[1,2]	1,596,000	1,982,900
New Oriental			Consumer Staples—6.6%
Education &			Food & Staples Retailing—3.8%
Technology Group,			Clicks Group Ltd.	619,236	8,099,123
Inc. , Sponsored			Philippine Seven
ADR[1]	36,620	3,136,503	Corp.	347,322	825,367
TAL Education			President Chain
Group, ADR[1]	153,020	5,265,418	Store Corp.	451,000	4,289,663
		21,549,617	Raia Drogasil SA	265,300	4,693,517
			SPAR Group Ltd.
Entertainment—1.4%			(The)	392,932	5,162,761
NCSoft Corp.	21,338	8,539,146			23,070,431
Hotels, Restaurants & Leisure—4.4%			Food Products—0.1%
Alsea SAB de CV1	2,700,075	5,275,126	Vietnam Dairy
Huazhu Group Ltd. ,			Products JSC	152,392	841,339
ADR	369,458	11,305,415
Jollibee Foods Corp.	859,673	4,745,706	Personal Products—2.7%
Mandarin Oriental			Cosmax, Inc.	94,283	8,834,597
International Ltd.	1,600,500	3,009,077	Natura Cosmeticos
Minor International			SA	216,400	3,307,808
PCL	1,660,500	2,036,147	TCI Co. Ltd.	268,401	4,243,105
Yum China					16,385,510
Holdings, Inc.	4,450	178,044	Financials—14.0%
		26,549,515	Capital Markets—0.7%
Interactive Media & Services—1.8%			Moscow Exchange
Kakao Corp.	105,729	11,035,309	(The)	3,360,540	4,368,379
			Commercial Banks—6.4%
			Banco Davivienda
			SA, Preference	492,972	5,568,870

1 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Commercial Banks (Continued)			Life Sciences Tools & Services—3.0%
Bank of the			Syngene
Philippine Islands	1,199,200	$ 1,856,094	International Ltd.[2]	750,540	$7,215,018
Capitec Bank			Wuxi Biologics
Holdings Ltd.	143,185	12,963,534	Cayman, Inc.[1,2]	1,208,500	11,395,473
Commercial					18,610,491
International Bank			Pharmaceuticals—0.4%
Egypt SAE	1,406,070	6,021,195	Caregen Co. Ltd.	40,349	2,332,714
Credicorp Ltd.	15,880	3,553,944
Equity Group			Industrials—11.5%
Holdings plc	11,320,586	4,345,914	Air Freight & Couriers—1.3%
OTP Bank Nyrt	114,620	4,782,467	Kerry Logistics
		39,092,018	Network Ltd.	4,818,000	7,819,270
Consumer Finance—3.7%			Commercial Services & Supplies—1.0%
Cholamandalam			Sunny Friend
Investment &			Environmental
Finance Co. Ltd.	315,418	6,939,639	Technology Co. Ltd.	763,000	6,263,485
Gentera SAB de CV	7,944,342	6,992,278	Construction & Engineering—1.6%
KRUK SA1	102,341	4,288,078	Voltas Ltd.	1,182,862	9,884,940
Shriram Transport
Finance Co. Ltd.	248,859	4,159,245	Electrical Equipment—1.2%
		22,379,240	Voltronic Power
			Technology Corp.	379,884	7,073,504
Diversified Financial Services—1.9%
Chailease Holding			Machinery—2.3%
Co. Ltd.	3,169,600	11,619,378	Airtac International
			Group	628,093	6,424,790
Real Estate Management & Development—1.3%			Estun Automation
Oberoi Realty Ltd.[1]	1,003,660	8,105,039	Co. Ltd. , Cl. A1	2,341,223	3,098,381
Health Care—13.6%			Grupo Rotoplas
Biotechnology—7.3%			SAB de CV1	3,382,140	3,116,599
3SBio, Inc.[2]	3,063,500	4,974,078	Han's Laser
Biocon Ltd.	1,582,604	12,295,224	Technology Industry
Innovent Biologics,			Group Co. Ltd. ,
Inc.[1,2]	2,628,000	8,022,200	Cl. A	271,940	1,294,522
Medy-Tox, Inc.	17,743	6,662,024			13,934,292
Seegene, Inc.[1]	352,837	8,641,413	Marine—1.1%
TaiMed Biologics,			SITC International
Inc.[1]	829,000	3,633,714	Holdings Co. Ltd.	6,481,000	6,607,478
Taiwan Liposome
Co. Ltd.[1]	158,000	414,521	Road & Rail—2.0%
		44,643,174	Localiza Rent a
			Car SA	1,249,775	12,115,710
Health Care Providers & Services—2.9%
Bumrungrad			Transportation Infrastructure—1.0%
Hospital PCL	591,100	3,129,265	International
Fleury SA	227,300	1,146,941	Container Terminal
NMC Health plc	128,590	3,672,193	Services, Inc.	2,449,990	6,384,062
Odontoprev SA	2,376,900	9,885,704	Information Technology—19.4%
		17,834,103	Electronic Equipment, Instruments, &
			Components—3.2%
			Huami Corp. , ADR[1]	363,876	2,667,211

2 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

	Shares	Value		Shares		Value
Electronic Equipment, Instruments, & Components			Software (Continued)
(Continued)			Linx SA	1,072,800		$9,391,221
Largan Precision						35,412,085
Co. Ltd.	44,000	$5,219,476	Materials—2.7%
Sunny Optical			Chemicals—1.1%
Technology Group
Co. Ltd.	865,700	7,337,895	Coromandel
Taiwan Union			International Ltd.	1,099,647		6,900,656
Technology Corp.	1,270,000	4,515,250	Construction Materials—1.6%
		19,739,832	Dalmia Bharat Ltd.	290,787		4,918,395
IT Services—3.3%			Shree Cement Ltd.	15,919		4,939,339
My EG Services Bhd	37,343,150	12,364,882				9,857,734
Pagseguro Digital			Total Common Stocks
Ltd. , Cl. A1	250,740	8,028,695	(Cost $510,702,471)			565,774,543
		20,393,577
				Units
Semiconductors & Semiconductor			Rights, Warrants and Certificates—0.0%
Equipment—7.1%			Minor International
ASMedia			PCL Strike Price
Technology, Inc.	897,000	15,868,273	43THB, Exp.
ASPEED Technology,			12/31/21[1] (Cost $0)	83,025		12,061
Inc.	222,000	4,468,461
eMemory				Shares
Technology, Inc.	266,000	3,120,236	Investment Company—8.5%
Koh Young			Invesco
Technology, Inc.	119,850	9,117,413	Oppenheimer
LandMark			Institutional
Optoelectronics			Government Money
Corp.	828,000	5,900,734	Market Fund, Cl.
Silergy Corp.	338,000	4,738,904	IN, 2.39%[4] (Cost
		43,214,021	$51,763,885)	51,763,885		51,763,885
Software—5.8%
Globant SA1	207,480	19,262,443	Total
Kingdee			Investments,
International			at Value (Cost
Software Group			$562,466,356)	101.0%		617,550,489
Co. Ltd.	6,094,300	6,758,421	Net Other Assets
			(Liabilities)	(1.0)		(6,222,924)
			Net Assets	100.0	% $	611,327,565

Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of
1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $33,589,669 or 5.49% of the Fund's net assets at period end.
3. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying
Notes.
4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of May 31, 2019.

3 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
China	$116,314,776	18.8%
Taiwan	98,773,702	16.0
United States	79,055,024	12.8
South Korea	70,153,634	11.4
India	65,357,495	10.6
Brazil	40,540,901	6.6
South Africa	26,225,418	4.2
Mexico	15,384,003	2.5
Philippines	13,811,228	2.2
Hong Kong	13,048,597	2.1
Malaysia	12,364,882	2.0
Indonesia	12,315,973	2.0
Thailand	8,900,733	1.4
Greece	6,082,622	1.0
Egypt	6,021,195	1.0
Colombia	5,568,871	0.9
Hungary	4,782,467	0.8
Russia	4,368,379	0.7
Kenya	4,345,914	0.7
Poland	4,288,078	0.7
United Arab Emirates	3,672,194	0.6
Peru	3,553,944	0.6
Argentina	1,779,120	0.3
Vietnam	841,339	0.1
Total	$617,550,489	100.0%

4 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2019 Unaudited

1. Organization
Oppenheimer Emerging Markets Innovators Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-
Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly

6 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

3. Securities Valuation (Continued)
offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$38,071,531	$ 112,820,550	$ —	$ 150,892,081
Consumer Staples	8,001,325	32,295,955	—	40,297,280
Financials	16,115,092	69,448,962	—	85,564,054
Health Care	13,365,359	70,055,123	—	83,420,482
Industrials	21,616,371	48,466,370	—	70,082,741
Information Technology	39,349,570	79,409,945	—	118,759,515
Materials	—	16,758,390	—	16,758,390
Rights, Warrants and Certificates	—	12,061	—	12,061
Investment Company	51,763,885	—	—	51,763,885
Total Assets	$188,283,133	$ 429,267,356	$ —	$ 617,550,489

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out of	Transfers into
	Level 1*	Level 2	Level 3**
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$–	$ (236,216)**	$ 236,216
Health Care	4,171,669	(4,171,669)*	–
Total Assets	$4,171,669	$ (4,407,885)	$ 236,216

* Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.
** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks
Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than

7 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)
those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition.A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per
share.As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes.
The Fund may invest in money market instruments by investing in Class E shares of Invesco
Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated
Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The
Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the

8 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

4. Investments and Risks (Continued)
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

9 INVESCO OPPENHEIMER EMERGING MARKETS INNOVATORS FUND